Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2023	December 31, 2022
Manufacturing equipment	$582	$546
Furniture and equipment	10,461	10,203
Leasehold improvements	7,465	6,674
Computers and software	30,641	27,140
	49,149	44,563

Less—accumulated depreciation	(33,253)	(27,304)
	$15,896	$17,259

Weighted-Average Assumptions For Options Granted to Employees and Non-Employees
The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	Year ended December 31,
	2023	2022	2021
Contractual period in years	10	10	10
Volatility	50.3% - 51.8%	43.2% - 51.9%	35.9% - 52.7%
Risk free interest rate	3.7% - 4.5%	2.0% - 4.2%	1.3% - 1.4%
Dividend yield	0%	0%	0% - 5%
Exercise price	$4.95 - $7.99	$4.79 - $6.60	$5.41 - $8.27
Fair value of Ordinary Share	$4.95 - $7.99	$4.79 - $6.60	$5.41 - $8.27
Expected term	6.11	6.11	6.11

The fair value of ESPP was estimated on the grant date using Monte Carlo valuation methodology with the following weighted average assumptions:

Year Ended December 31,
2023
Volatility	39.7%-50.5%
Expected term	6 months
Risk-free interest rate	4.2%-5.1%
Share price	$4.69-$8.42
Dividend yield	0%

Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4- 7
Trade name	4
Customer relationship	10
Finite-lived intangible assets:

	December 31, 2023	December 31, 2022

Original amounts:
Core technology	$15,950	$13,263
Trade name	3,900	3,900
Customer relationship	177	177
	20,027	17,340
Accumulated amortization:
Core technology	5,657	3,303
Trade name	3,738	2,763
Customer relationship	38	20
	9,433	6,086
Intangible assets, net
	$10,594	$11,254
a. Amortization expense amounted to $3,347, $2,826 and $1,971 for the years ended December 31, 2023, 2022 and 2021, respectively.

Long-Lived Assets by Geographic Areas	The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2023	2022
EMEA	$20,691	$26,595
Americas	8,024	5,712
APAC	1,441	605
Total long-lived assets	$30,156	$32,912